CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.9%
Anterix Inc.	30,000	$950,700	*

Media - 2.4%
Gambling.com Group Ltd.	165,800	1,697,792	*
Gray Television Inc.	125,450	988,546

Total Media		2,686,338

TOTAL COMMUNICATION SERVICES		3,637,038

CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.1%
Stoneridge Inc.	67,500	1,272,375	*

Broadline Retail - 0.6%
Macy’s Inc.	42,050	674,903

Hotels, Restaurants & Leisure - 2.9%
Bloomin’ Brands Inc.	61,500	1,653,735
Everi Holdings Inc.	108,300	1,566,018	*

Total Hotels, Restaurants & Leisure		3,219,753

Household Durables - 2.6%
Century Communities Inc.	19,220	1,472,636
Meritage Homes Corp.	10,200	1,451,154

Total Household Durables		2,923,790

Leisure Products - 1.2%
Vista Outdoor Inc.	48,080	1,330,374	*

Specialty Retail - 3.0%
Group 1 Automotive Inc.	6,200	1,600,220
Murphy USA Inc.	5,640	1,754,660

Total Specialty Retail		3,354,880

TOTAL CONSUMER DISCRETIONARY		12,776,075

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Utz Brands Inc.	68,400	1,119,024

ENERGY - 9.5%
Energy Equipment & Services - 3.1%
Atlas Energy Solutions Inc., Class A Shares	55,700	966,952
Helmerich & Payne Inc.	33,970	1,204,237
Valaris Ltd.	19,800	1,246,014	*

Total Energy Equipment & Services		3,417,203

Oil, Gas & Consumable Fuels - 6.4%
CNX Resources Corp.	72,860	1,291,079	*
Green Plains Inc.	47,500	1,531,400	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
HF Sinclair Corp.	37,000	$1,650,570
Magnolia Oil & Gas Corp., Class A Shares	63,500	1,327,150
Matador Resources Co.	26,740	1,399,037

Total Oil, Gas & Consumable Fuels		7,199,236

TOTAL ENERGY		10,616,439

FINANCIALS - 25.6%
Banks - 13.2%
Bank OZK	48,930	1,965,029
Cadence Bank	52,150	1,024,226
First Busey Corp.	61,600	1,238,160
First Horizon Corp.	110,600	1,246,462
Simmons First National Corp., Class A Shares	84,200	1,452,450
Third Coast Bancshares Inc.	67,200	1,066,464	*
TriCo Bancshares	33,960	1,127,472
Veritex Holdings Inc.	31,100	557,623
Washington Federal Inc.	49,810	1,320,961
Webster Financial Corp.	43,700	1,649,675
WesBanco Inc.	43,600	1,116,596
Western Alliance Bancorp	28,612	1,043,480

Total Banks		14,808,598

Consumer Finance - 5.0%
Encore Capital Group Inc.	32,990	1,603,974	*
OneMain Holdings Inc.	28,000	1,223,320
Oportun Financial Corp.	146,800	876,396	*
PROG Holdings Inc.	58,580	1,881,589	*

Total Consumer Finance		5,585,279

Financial Services - 3.5%
Essent Group Ltd.	40,200	1,881,360
Euronet Worldwide Inc.	17,100	2,007,027	*

Total Financial Services		3,888,387

Insurance - 2.5%
Assured Guaranty Ltd.	22,110	1,233,738
Unum Group	33,970	1,620,369

Total Insurance		2,854,107

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Redwood Trust Inc.	247,600	1,577,212

TOTAL FINANCIALS		28,713,583

HEALTH CARE - 3.5%
Biotechnology - 0.6%
Amarin Corp. PLC, ADR	531,070	631,973	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.8%
QuidelOrtho Corp.	10,800	$894,888	*

Health Care Providers & Services - 0.5%
CareMax Inc.	168,674	524,576	*

Pharmaceuticals - 1.6%
Cara Therapeutics Inc.	109,000	308,470	*
Prestige Consumer Healthcare Inc.	25,500	1,515,465	*

Total Pharmaceuticals		1,823,935

TOTAL HEALTH CARE		3,875,372

INDUSTRIALS - 16.1%
Building Products - 0.9%
Janus International Group Inc.	97,300	1,037,218	*

Construction & Engineering - 1.7%
Primoris Services Corp.	64,430	1,963,182

Electrical Equipment - 1.6%
EnerSys	16,550	1,796,006

Ground Transportation - 1.6%
Marten Transport Ltd.	83,465	1,794,498

Machinery - 4.3%
Hillman Solutions Corp.	200,980	1,810,830	*
Terex Corp.	28,200	1,687,206
Wabash National Corp.	52,130	1,336,613

Total Machinery		4,834,649

Professional Services - 1.7%
Korn Ferry	18,800	931,352
Sterling Check Corp.	76,300	935,438	*

Total Professional Services		1,866,790

Trading Companies & Distributors - 4.3%
Custom Truck One Source Inc.	132,930	895,948	*
Rush Enterprises Inc., Class A Shares	20,905	1,269,770
Textainer Group Holdings Ltd.	66,100	2,603,018

Total Trading Companies & Distributors		4,768,736

TOTAL INDUSTRIALS		18,061,079

INFORMATION TECHNOLOGY - 8.3%
Electronic Equipment, Instruments & Components - 1.6%
Itron Inc.	24,700	1,780,870	*

Semiconductors & Semiconductor Equipment - 3.7%
Photronics Inc.	73,600	1,898,144	*
SMART Global Holdings Inc.	77,580	2,250,596	*

Total Semiconductors & Semiconductor Equipment		4,148,740

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 3.0%
CommVault Systems Inc.	23,810	$1,729,082	*
NCR Corp.	65,910	1,660,932	*

Total Software		3,390,014

TOTAL INFORMATION TECHNOLOGY		9,319,624

MATERIALS - 5.0%
Chemicals - 1.8%
Olin Corp.	38,550	1,981,084

Construction Materials - 1.9%
Eagle Materials Inc.	11,700	2,181,114

Metals & Mining - 1.3%
Commercial Metals Co.	27,580	1,452,363

TOTAL MATERIALS		5,614,561

REAL ESTATE - 11.2%
Diversified REITs - 1.3%
Alexander & Baldwin Inc.	75,700	1,406,506

Health Care REITs - 1.3%
National Health Investors Inc.	27,610	1,447,316

Hotel & Resort REITs - 1.5%
RLJ Lodging Trust	167,150	1,716,631

Industrial REITs - 1.4%
LXP Industrial Trust	162,400	1,583,400

Office REITs - 1.3%
Corporate Office Properties Trust	63,100	1,498,625

Real Estate Management & Development - 0.8%
Real Matters Inc.	191,300	875,092	*

Retail REITs - 2.1%
Kite Realty Group Trust	103,910	2,321,349

Specialized REITs - 1.5%
PotlatchDeltic Corp.	32,800	1,733,480

TOTAL REAL ESTATE		12,582,399

UTILITIES - 4.4%
Electric Utilities - 1.7%
Portland General Electric Co.	41,380	1,937,825

Multi-Utilities - 2.7%
Black Hills Corp.	15,130	911,734
NorthWestern Corp.	36,700	2,083,092
Total Multi-Utilities		2,994,826

TOTAL UTILITIES		4,932,651

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $99,850,813)		111,247,845

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.028%	573,397	$573,397	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.058%	245,742	245,742	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $819,139)			819,139

TOTAL INVESTMENTS - 100.0% (Cost - $100,669,952)			112,066,984
Other Assets in Excess of Liabilities - 0.0%††			38,551

TOTAL NET ASSETS - 100.0%			$112,105,535

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $245,742 and the cost was $245,742 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$111,247,845	—	—	$111,247,845
Short-Term Investments†	819,139	—	—	819,139

Total Investments	$112,066,984	—	—	$112,066,984

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2023. The following transactions were effected in such company for the period ended June 30, 2023.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$71,657	$3,664,647	3,664,647	$3,490,562	3,490,562	—	$12,438	—	$245,742

8